UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares			Value
		Investment Companies: 99.9%
		Core Funds: 99.9%
99,494		AB Sustainable Global Thematic Fund - Advisor Class *^	$12,353,210
221,677		Fidelity Blue Chip Growth Fund	19,454,386
146,399		Fidelity Contrafund	17,929,492
231,250		iShares Edge MSCI USA Momentum Factor ETF	23,848,813
79,700		iShares Russell 1000 Growth ETF	10,733,996
491,847		Oakmark Global Fund - Investor Class	16,294,899
707,263		Oakmark International Fund - Investor Class	20,206,496
173,394		Oppenheimer Global Fund - Class Y	16,654,497
446,616		PRIMECAP Odyssey Growth Fund	16,636,427
1,129,524		Royce Pennsylvania Mutual Fund - Investment Class	11,882,597
91,500		SPDR Dow Jones Industrial Average ETF	22,635,270
190,534		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	18,350,354
277,733		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	17,399,952
		Total Core Funds	224,380,389
		Total Investment Companies
		(Cost $214,510,770)	224,380,389
		Short-Term Investments: 0.3%
632,269		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #	632,269
		Total Short-Term Investments
		(Cost $632,269)	632,269
		Total Investments: 100.2%
		(Cost $215,143,039)	225,012,658
		Liabilities in Excess of Other Assets: (0.2)%	(333,938)
		Net Assets: 100.0%	$224,678,720

	#	Annualized seven-day yield as of December 31, 2017.
	*	Non-income producing.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $2,867,386 (representing 1.3% of net assets).

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments	$215,143,039
		Gross unrealized appreciation	12,990,168
		Gross unrealized depreciation	(3,120,549)
		Net unrealized appreciation	$9,869,619

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares			Value
		Investment Companies: 100.0%
		Aggressive Funds: 60.1%
100,389		Akre Focus Fund - Institutional Class	$3,316,843
234,361		Columbia Emerging Markets Fund - Class I2	3,255,268
58,479		Conestoga Small Cap Fund - Institutional Class	2,885,380
35,729		Fidelity OTC Portfolio	3,924,877
40,122		Harbor Capital Appreciation Fund - Institutional Class	2,786,043
30,100		iShares MSCI All Country Asia ex Japan ETF	2,296,028
71,942		Oppenheimer Global Opportunities Fund - Class Y	4,988,435
27,777		Vanguard International Growth Fund - Admiral Class	2,654,907
		Total Aggressive Funds	26,107,781
		Sector Funds: 39.9%
41,400		iShares MSCI Italy ETF	1,260,216
19,200		iShares North American Tech-Software ETF	2,967,648
10,100		iShares U.S. Financial Services ETF	1,317,545
30,300		iShares U.S. Home Construction ETF	1,324,716
93,407		Janus Henderson Global Technology Fund - Class I	2,902,172
68,094		Matthews China Fund - Institutional Class	1,509,654
30,000		SPDR S&P Homebuilders ETF	1,327,800
48,400		VanEck Vectors Semiconductor ETF	4,734,004
		Total Sector Funds	17,343,755
		Total Investment Companies
		(Cost $39,458,313)	43,451,536
		Short-Term Investments: 0.1%
27,627		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #	27,627
		Total Short-Term Investments
		(Cost $27,627)	27,627
		Total Investments: 100.1%
		(Cost $39,485,940)	43,479,163
		Liabilities in Excess of Other Assets: (0.1)%	(54,590)
		Net Assets: 100.0%	$43,424,573

	#	Annualized seven-day yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments	$39,485,940
		Gross unrealized appreciation	4,382,933
		Gross unrealized depreciation	(389,710)
		Net unrealized appreciation	$3,993,223

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares			Value
		Investment Companies: 100.6%
		Bond Funds: 30.6%
145,795		Eaton Vance Floating-Rate Fund - Class I	$1,312,158
226,049		Fidelity Capital & Income Fund	2,328,305
73,594		Fidelity New Markets Income Fund	1,193,702
302,357		Ivy High Income Fund - Class I	2,285,818
318,148		Lord Abbett High Yield Fund - Class I	2,462,465
181,761		Osterweis Strategic Income Fund	2,062,982
212,307		PIMCO Income Fund - Institutional Class	2,634,726
200,945		PIMCO Low Duration Income Fund - Institutional Class	1,722,102
170,982		Thompson Bond Fund	1,947,481
		Total Bond Funds	17,949,739
		Core Funds: 60.5%
42,922		Fidelity Blue Chip Growth Fund	3,766,854
27,942		Fidelity Contrafund	3,422,027
43,700		iShares Edge MSCI USA Momentum Factor ETF	4,506,781
21,632		Oakmark Global Fund - Investor Class	716,681
118,496		Oakmark International Fund - Investor Class	3,385,431
21,004		Oppenheimer Global Fund - Class Y	2,017,433
84,882		PRIMECAP Odyssey Growth Fund	3,161,840
274,592		Royce Pennsylvania Mutual Fund - Investment Class	2,888,705
17,200		SPDR Dow Jones Industrial Average ETF	4,254,936
36,496		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	3,514,899
60,246		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	3,774,435
		Total Core Funds	35,410,022
		Total Return Funds: 9.5%
164,848		Fidelity Real Estate Income Fund	1,976,530
36,033		Gateway Fund - Class Y	1,208,198
36,400		Vanguard Wellesley Income Fund - Admiral Class	2,376,910
		Total Total Return Funds	5,561,638
		Total Investment Companies
		(Cost $57,345,288)	58,921,399
		Short-Term Investments: 0.5%
301,239		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #	301,239
		Total Short-Term Investments
		(Cost $301,239)	301,239
		Total Investments: 101.1%
		(Cost $57,646,527)	59,222,638
		Liabilities in Excess of Other Assets: (1.1)%	(645,831)
		Net Assets: 100.0%	$58,576,807

	#	Annualized seven-day yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments	$57,646,527
		Gross unrealized appreciation	2,344,175
		Gross unrealized depreciation	(768,064)
		Net unrealized appreciation	$1,576,111

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares			Value
		Investment Companies: 99.3%
		Emerging Market Bond Funds: 5.1%
307,258		Fidelity New Markets Income Fund	$4,983,718
		Total Emerging Market Bond Funds	4,983,718
		Floating Rate Bond Fund: 6.2%
671,668		Eaton Vance Floating-Rate Fund - Class I	6,045,008
		Total Floating Rate Bond Funds	6,045,008
		High Yield Bond Funds: 27.9%
918,554		Fidelity Capital & Income Fund	9,461,105
1,243,043		Ivy High Income Fund - Class I	9,397,402
1,080,153		Lord Abbett High Yield Fund - Class I	8,360,385
		Total High Yield Bond Funds	27,218,892
		Strategic Bond Funds: 37.6%
839,833		Osterweis Strategic Income Fund	9,532,101
800,489		PIMCO Income Fund - Institutional Class	9,934,072
994,056		PIMCO Low Duration Income Fund - Institutional Class	8,519,061
762,912		Thompson Bond Fund	8,689,571
		Total Strategic Bond Funds	36,674,805
		Total Return Funds: 22.5%
612,788		Fidelity Real Estate Income Fund	7,347,333
142,809		Gateway Fund - Class Y	4,788,388
151,127		Vanguard Wellesley Income Fund - Admiral Class	9,868,616
		Total Total Return Funds	22,004,337
		Total Investment Companies
		(Cost $93,909,477)	96,926,760
		Short-Term Investments: 0.6%
566,888		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #	566,888
		Total Short-Term Investments
		(Cost $566,888)	566,888
		Total Investments: 99.9%
		(Cost $94,476,365)	97,493,648
		Other Assets in Excess of Liabilities: 0.1%	114,123
		Net Assets: 100.0%	$97,607,771

	#	Annualized seven-day yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments	$94,476,365
		Gross unrealized appreciation	3,024,565
		Gross unrealized depreciation	(7,282)
		Net unrealized appreciation	$3,017,283

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares				Value
		Investment Companies: 79.6%
		Aggressive Funds: 12.1%
9,600		iShares S&P Small-Cap 600 Growth ETF		$1,633,440
5,700		iShares S&P Small-Cap 600 Value ETF		875,349
16,000		PowerShares QQQ Trust Series 1		2,492,160
		Total Aggressive Funds		5,000,949
		Core Funds: 67.5%
35,914		Fidelity Contrafund		4,398,318
72,300		iShares Edge MSCI USA Momentum Factor ETF		7,456,299
40,500		iShares Russell 1000 Growth ETF		5,454,540
32,552		Oakmark Global Fund - Investor Class		1,078,451
104,250		Royce Pennsylvania Mutual Fund - Investment Class		1,096,712
25,000		SPDR Dow Jones Industrial Average ETF		6,184,500
12,893		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class		1,241,748
16,226		T. Rowe Price Growth Stock Fund, Inc. - Retail Class		1,016,562
		Total Core Funds		27,927,130
		Total Investment Companies
		(Cost $32,000,414)		32,928,079
Contracts		(100 shares per contract)	Notional Amount	Value
		Purchased Options: 1.1%
		SPDR S&P 500 ETF Put Option
400		Exercise Price $265.00	$10,674,400	$60,200
		Expiration Date: January 2018
		SPDR S&P 500 ETF Put Option
1,000		Exercise Price $266.00	26,686,000	177,000
		Expiration Date: January 2018
		SPDR S&P 500 ETF Put Option
1,000		Exercise Price $267.00	26,686,000	213,000
		Expiration Date: January 2018
		Total Purchased Options
		(Cost $462,455)		450,200
		Short-Term Investments: 22.6%
9,356,722		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #		9,356,722
		Total Short-Term Investments
		(Cost $9,356,722)		9,356,722
		Total Investments: 103.3%
		(Cost $41,819,591)		42,735,001
		Liabilities in Excess of Other Assets: (3.3)%		(1,352,590)
		Net Assets: 100.0%		$41,382,411

	#	Annualized seven-day yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments		$41,800,570
		Gross unrealized appreciation		1,226,222
		Gross unrealized depreciation		(303,041)
		Net unrealized appreciation		$923,181

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2017 (UNAUDITED)

Contracts	(100 shares per contract)	Notional Amount	Value
	PowerShares QQQ Trust Series 1 Call Option
100	Exercise Price $157.00	$1,557,600	$11,250
	Expiration Date: January 2018
	Total Options Written
	(Premium received $19,021)		$11,250

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2017 (UNAUDITED)

Shares			Value
		Investment Companies: 99.0%
		Aggressive Funds: 19.6%
39,360		Calvert Emerging Markets Equity Fund - Class I	$690,763
17,489		Eventide Gilead Fund - Class N *	599,001
34,440		Pax Global Environmental Markets Fund - Institutional Class	558,622
44,987		RBC International Opportunities Fund - Class I	525,900
		Total Aggressive Funds	2,374,286
		Core Funds: 79.4%
14,620		AB Sustainable Global Thematic Fund - Advisor Class *	1,815,180
15,510		AllianzGI NFJ Mid-Cap Value Fund - Institutional Class	518,651
20,803		Amana Growth Fund - Institutional Class	729,126
62,462		Brown Advisory Sustainable Growth Fund - Institutional Class	1,302,337
101,239		Calvert International Opportunities Fund - Class I	1,837,485
7,600		iShares Edge MSCI USA Momentum Factor ETF	783,788
7,648		Oppenheimer Global Fund - Class Y	734,557
34,400		Parnassus Endeavor Fund - Institutional Class	1,280,035
2,500		SPDR Dow Jones Industrial Average ETF	618,450
		Total Core Funds	9,619,609
		Total Investment Companies
		(Cost $11,463,304)	11,993,895
		Short-Term Investments: 0.4%
49,215		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.150% #	49,215
		Total Short-Term Investments
		(Cost $49,215)	49,215
		Total Investments: 99.4%
		(Cost $11,512,519)	12,043,110
		Other Assets in Excess of Liabilities: 0.6%	77,794
		Net Assets: 100.0%	$12,120,904

	#	Annualized seven-day yield as of December 31, 2017.
	*	Non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

		Cost of investments	$11,512,519
		Gross unrealized appreciation	624,191
		Gross unrealized depreciation	(93,600)
		Net unrealized appreciation	$530,591

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
December 31, 2017 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2017:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$224,380,389	$-	$-	$224,380,389
Short-Term Investments	632,269	-	-	632,269
Total Investments in Securities	$225,012,658	$-	$-	$225,012,658

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$43,451,536	$-	$-	$43,451,536
Short-Term Investments	27,627	-	-	27,627
Total Investments in Securities	$43,479,163	$-	$-	$43,479,163

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$58,921,399	$-	$-	$58,921,399
Short-Term Investments	301,239	-	-	301,239
Total Investments in Securities	$59,222,638	$-	$-	$59,222,638

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$96,926,760	$-	$-	$96,926,760
Short-Term Investments	566,888	-	-	566,888
Total Investments in Securities	$97,493,648	$-	$-	$97,493,648

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$32,928,079	$-	$-	$32,928,079
Short-Term Investments	9,356,722	-	-	9,356,722
Purchased Options	-	450,200	-	450,200
Total Investments in Securities	$42,284,801	$450,200	$-	$42,735,001
Other Financial Instruments*
Written Options	$-	$11,250	$-	$11,250

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$11,993,895	$-	$-	$11,993,895
Short-Term Investments	49,215	-	-	49,215
Total Investments in Securities	$12,043,110	$-	$-	$12,043,110

None of the Funds had transfer into or out of Levels 1 and 2 during the period ended December 31, 2017.
The Funds recognize transfers at the end of each reporting period.
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date  February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date  February 20, 2018

By  /s/ Sean McKeon
       Sean McKeon, Treasurer
       (Principal Financial Officer)

Date  February 20, 2018